May 11, 2009



BY ELECTRONIC TRANSMISSION
--------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  RE:  Omagine, Inc.
                  Report on Form 10-Q
                  for the period ended
                  September 30, 2008
                  Commission File No. 0-17264


Dear Sir / Madam:

     We hereby transmit for electronic filing a conformed copy of Omagine, Inc.'s Report on Form 10-Q for the quarterly period ended March 31, 2009.





                                Very truly yours,
                                Omagine, Inc.


                                /s/ Frank J. Drohan
                                ____________________
                                   Frank J. Drohan
                                   President

Enclosures